Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
REVENUES
Revenues		$ 140,563,181	$ 97,492,224	$ 76,780,259
Revenues, a related party		1,509,405	42,477	663,896
TOTAL REVENUES		142,072,586	97,534,701	77,444,155
COST OF REVENUES
Cost of revenues		(104,995,460)	(65,970,028)	(50,605,760)
Cost of revenues, related parties		(15,833,765)	(18,246,215)	(12,992,848)
TOTAL COST OF REVENUES		(120,829,225)	(84,216,243)	(63,598,608)
GROSS PROFIT		21,243,361	13,318,458	13,845,547
OPERATING EXPENSES
Selling and marketing		(2,568,702)	(2,602,892)	(2,689,213)
General and administrative		(15,438,447)	(13,109,638)	(7,555,613)
Total operating expenses		(18,007,149)	(15,712,530)	(10,244,826)
INCOME (LOSS) FROM OPERATIONS		3,236,212	(2,394,072)	3,600,721
OTHER INCOME (EXPENSE)
Other income, net		867,823	1,266,239	283,397
Interest expense, net		(2,255,934)	(507,803)	(191,154)
Change in fair value of contingent consideration for acquisition		(545,428)	(272,029)	(932,152)
Change in fair value of convertible notes		5,254,103
Change in fair value of derivative liabilities		(378,683)
TOTAL OTHER (EXPENSE) INCOME, NET		2,941,881	486,407	(839,909)
INCOME (LOSS) BEFORE INCOME TAXES		6,178,093	(1,907,665)	2,760,812
INCOME TAXES EXPENSE		(1,128,672)	(53,291)	(620,142)
NET INCOME (LOSS)		5,049,421	(1,960,956)	2,140,670
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustments		312,217	(87,881)	(25,886)
COMPREHENSIVE INCOME (LOSS)		5,361,638	(2,048,837)	2,114,784
Less: total comprehensive income (loss) attributable to noncontrolling interests		(522,820)	(583,642)	154,001
Total comprehensive income (loss) attributable to GCL Global Holdings Ltd’s shareholders		$ 5,884,458	$ (1,465,195)	$ 1,960,783
INCOME (LOSS) PER SHARE - BASIC, ORDINARY SHARES (in Dollars per share)		$ 0.05	$ (0.01)	$ 0.02
INCOME (LOSS) PER SHARE - DILUTED, ORDINARY SHARES (in Dollars per share)		$ 0.05	$ (0.01)	$ 0.02
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES OUTSTANDING*
Basic (in Shares)	[1]	107,184,280	105,013,283	104,972,026
Diluted (in Shares)	[1]	107,184,280	105,013,283	104,972,026
Less: net income (loss) attributable to non-controlling interests		$ (538,204)	$ (587,452)	$ 154,551
NET INCOME (LOSS) ATTRIBUTABLE TO GCL GLOBAL HOLDINGS LTD’S SHAREHOLDERS		$ 5,587,625	$ (1,373,504)	$ 1,986,119

[1]	Giving retroactive effect to reverse recapitalization effected on February 13, 2025.